Warrants - Schedule of Warrant Activities (Details) - $ / shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Ordinary Shares Number Outstanding, Outstanding		14,907,000
Weighted Average Exercise Price, Outstanding		$ 0.55
Contractual Life in Years, Outstanding		2 years
Ordinary Shares Number Outstanding, Exercisable		14,907,000
Weighted Average Exercise Price, Exercisable		$ 0.55
Contractual Life in Years, Exercisable		2 years
Ordinary Shares Number Outstanding, Granted		14,907,000
Weighted Average Exercise Price, Granted		$ 0.55
Contractual Life in Years, Granted		2 years
Ordinary Shares Number Outstanding, Exercises
Weighted Average Exercise Price, Exercises
Ordinary Shares Number Outstanding, Exercises
Ordinary Shares Number Outstanding, Expired
Weighted Average Exercise Price, Expired
Ordinary Shares Number Outstanding, Expired